Schedule II Supplementary Insurance Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	$ 5,246,343	$ 6,283,236	$ 4,362,771
Deferred sales inducements	764,554	1,110,192	847,000	$ 1,076,530
Account balances and future policy benefit reserves	105,354,460	97,314,497	91,358,761
Unearned premiums	145,335	154,116	130,701
Policy and contract claims	620,743	517,925	443,444
Net premium and policy fees	1,407,279	1,449,591	1,408,097
Interest and similar income, net	4,325,737	4,175,469	3,955,659
Net benefits	2,163,307	2,400,684	5,871,566
Net change in deferred sales inducements	219,871	202,410	4,259
Net change in policy acquisition costs	259,407	239,259	(673,086)
Other operating expenses	2,029,388	1,804,437	2,212,400
Annuities
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	4,704,646	5,766,176	3,934,701
Deferred sales inducements	763,386	1,108,877	843,545
Account balances and future policy benefit reserves	97,927,975	90,734,164	85,548,020
Unearned premiums	5,864	25,620	1,164
Policy and contract claims	1,731
Net premium and policy fees	1,117,580	1,133,285	1,148,803
Interest and similar income, net	4,133,359	3,999,693	3,798,284
Net benefits	1,763,154	2,095,788	5,578,815
Net change in deferred sales inducements	219,725	200,269	3,925
Net change in policy acquisition costs	315,760	279,582	(615,902)
Other operating expenses	1,737,434	1,510,369	1,928,506
Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	523,701	486,195	384,073
Deferred sales inducements	1,168	1,315	3,455
Account balances and future policy benefit reserves	3,172,139	2,678,431	2,255,751
Unearned premiums	77,790	70,621	74,207
Policy and contract claims	4,438	3,335	4,187
Net premium and policy fees	147,013	172,660	117,950
Interest and similar income, net	113,465	103,326	90,057
Net benefits	194,521	112,236	147,014
Net change in deferred sales inducements	146	2,141	334
Net change in policy acquisition costs	(69,477)	(53,642)	(72,109)
Other operating expenses	159,455	165,385	154,952
Questar
Supplementary Insurance Information, by Segment [Line Items]
Interest and similar income, net	32	3	(17)
Other operating expenses	114,009	110,624	111,967
Legacy
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	17,996	30,865	43,997
Account balances and future policy benefit reserves	4,254,346	3,901,902	3,554,990
Unearned premiums	61,681	57,875	55,330
Policy and contract claims	614,574	514,590	439,257
Net premium and policy fees	142,686	143,646	141,344
Interest and similar income, net	78,881	72,447	67,335
Net benefits	205,632	192,660	145,737
Net change in policy acquisition costs	13,124	13,319	14,925
Other operating expenses	$ 18,490	$ 18,059	$ 16,975